INVESTMENTS (Details 5) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest power | MW	18.5
Shareholders equity on acquisition	R$ 50
Adjusted acquisition price	27
Retention	R$ (4)
G 2 O L A R I A 1 E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Olaria 1
Aaquisition of equity interest power | MW	3.25
Shareholders equity on acquisition	R$ 13
Adjusted acquisition price	7
Retention	R$ (1)
G 2 C A M P O L I N D O 1 E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Campo Lindo 1
Aaquisition of equity interest power | MW	3.25
Shareholders equity on acquisition	R$ 13
Adjusted acquisition price	7
Retention	R$ (1)
G 2 C A M P O L I N D O 2 E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Campo Lindo 2
Aaquisition of equity interest power | MW	3.25
Shareholders equity on acquisition	R$ 14
Adjusted acquisition price	7
Retention	R$ (1)
A P O L O 1 S P E E M P R E E N D I M E N T O Se E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Apolo 1
Aaquisition of equity interest power | MW	2.75
Shareholders equity on acquisition	R$ 9
Adjusted acquisition price	6
Retention	R$ (1)
G 2 O L A R I A 2 E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Olaria 2
Aaquisition of equity interest power | MW	3.25
A P O L O 2 S P E E M P R E E N D I M E N T O Se E N E R G I A S A [Member]
IfrsStatementLineItems [Line Items]
Aaquisition of equity interest plant	Apolo 2
Aaquisition of equity interest power | MW	2.75